Dividends - Dividend Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends
Profit attributable to the owners of Sibanye-Stillwater	R 18,396	R 33,054	R 29,312
Adjusted for:
Loss on financial instruments	4,279	6,279	2,450
Gain/(loss) on foreign exchange differences	(616)	(1,149)	255
Gain on disposal of property, plant and equipment	(162)	(36)	(99)
(Reversal of impairments)/impairments	(6)	5,148	(121)
Restructuring costs	363	107	436
Transaction costs	152	140	139
Occupational healthcare (gain)/expense	(211)	(14)	52
Loss on BTT early settlement	0	0	186
Income on settlement of legal dispute	0	0	(580)
Loss due to dilution of interest in joint operation	0	4	30
Early redemption premium on the 2025 Notes	0	196	0
Loss on settlement of US$ Convertible Bond	0	0	1,507
Change in estimated deferred tax rate	(53)	(86)	54
Share of results of equity-accounted investees after tax	(1,287)	(1,989)	(1,700)
Loss on deconsolidation of subsidiaries	308	0	0
Profit on sale of subsidiary	(145)	(16)	0
Tax effect of the items adjusted above	(33)	(2,755)	(1,277)
NCI effect of the items listed above	36	0	(37)
Normalised earnings	R 21,021	R 38,883	R 30,607